UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)

                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI OPPORTUNITY MASTER FUND, L.P.

Financial Statements and Additional Information

Year ended March 31, 2005

With Report of Independent Registered Public Accounting Firm

                        SEI Opportunity Master Fund, L.P.

                              Financial Statements


                            Year ended March 31, 2005




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1
Financial Statements
Schedule of Investments........................................................2
Statement of Assets, Liabilities and Members' Capital..........................4
Statement of Operations........................................................5
Statement of Changes in Members' Capital.......................................6
Statement of Cash Flows........................................................7
Notes to Financial Statements..................................................8




Additional Information

Directors and Officers of the Partnership (Unaudited)........................ 16






The Partnership files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Partnership's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Partnership voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

             Report of Independent Registered Public Accounting Firm


To the Members of
SEI Opportunity Master Fund, LP

We have audited the accompanying statement of assets, liabilities and members' capital of SEI Opportunity Master Fund, L.P. (the "Partnership"), including the schedule of investments, as of March 31, 2005, and the related statement of operations and cash flows for the year then ended, and the statement of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Partnership's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and management of the investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Opportunity Master Fund, L.P. at March 31, 2005, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                [ERNST & YOUNG LLP LOGO OMITTED]

Philadelphia, Pennsylvania
May 20, 2005

                        SEI Opportunity Master Fund, L.P.

                             Schedule of Investments

                                 March 31, 2005


SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF TOTAL INVESTMENTS)

Long/Short Equity   39.7%
Convertible Bond Hedging 22.8%
Credit Hedging 19.6%
Distressed Debt  10.8%
Equity Market Neutral  7.1%


                                                  FIRST
                                               ACQUISITION                                            % OF MEMBERS'
INVESTMENT FUNDS*                                  DATE              COST           FAIR VALUE           CAPITAL        LIQUIDITY**
-----------------------------------------------------------------------------------------------------------------------------------

Convertible Bond Hedging:
   Alta Partners Discount Convertible
    Arbitrage, LP                               10/01/2003     $      8,762,500   $    8,520,524           5.08%        Quarterly
   Alta Partners Investment Grade, LP           10/01/2003           10,272,500        9,630,259           5.74         Quarterly
   Forest Fulcrum Fund, LP                      10/01/2003            7,785,000        7,664,789           4.57          Monthly
   Lydian Partners II, LP                       10/01/2003           11,310,000       10,825,952           6.46         Quarterly
                                                             ---------------------------------------------------------
Total Convertible Bond Hedging                                       38,130,000       36,641,524          21.85

Credit Hedging:
   Canyon Value Realization Fund, LP            10/01/2003            7,690,000        8,215,247           4.90          Annual
   Ore Hill Fund, LP                            10/01/2004            7,130,000        7,338,846           4.38         Quarterly
   Solus, LLC                                   01/01/2004            7,540,000        8,228,019           4.91         Quarterly
   SRS Strategic Opportunities, LP              01/01/2004            7,540,000        7,721,843           4.60         Quarterly
                                                             ---------------------------------------------------------
Total Credit Hedging                                                 29,900,000       31,503,955          18.79

Distressed Debt:
   Avenue Investments, LP                       10/01/2003            8,366,000        8,647,043           5.16           Annual
   Post Opportunity Fund, LP (a)                10/01/2003            8,366,000        8,751,639           5.22         Semi-annual
                                                             ---------------------------------------------------------
Total Distressed Debt                                                16,732,000       17,398,682          10.38

Equity Market Neutral:
   Analytic US Market Neutral, LLC (a)          10/01/2003            3,768,277        3,903,046           2.33          Monthly
   LibertyView Fund, LLC                        10/01/2003            3,666,000        3,682,826           2.20          Monthly
   Thales Fund, LP                              10/01/2003            3,766,000        3,926,357           2.34         Quarterly
                                                             ---------------------------------------------------------
Total Equity Market Neutral                                          11,200,277       11,512,229           6.87


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                 March 31, 2005


                                                  FIRST
                                               ACQUISITION                                           % OF MEMBERS'
INVESTMENT FUNDS*                                  DATE               COST           FAIR VALUE          CAPITAL     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------

Long/Short Equity:
   Alydar Fund, LP                              02/01/2004     $      7,390,000   $    7,521,940           4.49%      Quarterly
   Blackmore Partners, LP                       10/01/2003            4,703,000        4,758,216           2.84       Quarterly
                                                                                                                   15 month lock-up,
   Boathouse Row II, LP (b)                     01/01/2005            6,000,000        6,275,242           3.75       Quarterly
   Cantillon Europe, LP                         11/01/2003              850,000        1,078,311           0.64       Quarterly
   Clovis Capital Partners, LP                  10/01/2003            1,273,000        1,376,185           0.82       Quarterly
   Heirloom Partners, LP                        10/01/2003            6,913,000        7,019,092           4.19       Quarterly
   Highline Capital Partners, LP                01/01/2004            6,313,000        6,693,678           3.99       Quarterly
   Iron Horse Institutional Partners, LP        10/01/2003              350,000          385,563           0.23       Quarterly
   Southport Millenium Fund, LP                 10/01/2003            6,173,000        6,424,625           3.83       Quarterly
   SuNova Partners, LP                          10/01/2003            3,990,000        4,125,981           2.46       Quarterly
   The Steeple Capital Fund, LP                 01/01/2005            8,000,000        7,996,022           4.77       Quarterly
   Third Point Partners, LP                     10/01/2003            8,823,000       10,293,208           6.14       Quarterly
                                                            ------------------------------------------------------
Total Long/Short Equity                                              60,778,000       63,948,063          38.15
                                                            ------------------------------------------------------
Total Investments                                              $    156,740,277   $  161,004,453          96.04%
                                                            ======================================================


* Investment Funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) Fair valued by the Board of Directors in accordance with the Partnership's valuation policies noted in Note 2.

(b)  First available redemption date is on March 31, 2006.

The aggregate cost of investments for tax purposes was $156,740,277. Net unrealized appreciation on investments for tax purposes was $4,264,176 consisting of $5,756,630 of gross unrealized appreciation and $1,492,454 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 96.04% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

              Statement of Assets, Liabilities and Members' Capital

                                 March 31, 2005


ASSETS
Investments in investment funds, at fair value (cost $156,740,277)                $  161,004,453
Cash and cash equivalents (cost $9,368,325)                                            9,368,325
Investments paid for in advance                                                       84,250,000
Receivable for investment funds sold                                                   1,112,233
Due from SEI Offshore Opportunity Fund, Ltd.                                              25,000
Due from SEI Opportunity Fund, LP                                                         15,000
Other assets                                                                              35,936
                                                                                ------------------
Total assets                                                                         255,810,947
                                                                                ------------------

LIABILITIES
Capital contributions received in advance                                             87,749,067
Due to Adviser                                                                           376,981
Administration fees payable                                                               34,024
Other accrued expenses                                                                     9,305
                                                                                ------------------
Total liabilities                                                                     88,169,377
                                                                                ------------------
Net assets                                                                        $  167,641,570
                                                                                ==================

MEMBERS' CAPITAL
Net capital contributions                                                         $  163,377,394
Accumulated net unrealized appreciation on investments                                 4,264,176
                                                                                ------------------
Total members' capital                                                            $  167,641,570
                                                                                ==================


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                             Statement of Operations

                        For the year ended March 31, 2005


INVESTMENT INCOME
Interest                                                          $     61,265
Reversal of organizational costs (see Note 2)                           50,009
Reversal of offering costs (see Note 2)                                 37,127
Other income (see Notes 2 and 3)                                       (87,136)
                                                                ----------------
Total investment income                                                 61,265


EXPENSES
Advisory fees                                                          732,505
Professional fees                                                       76,625
Administration fees                                                     67,857
Directors' fees                                                         20,000
Custodian fees                                                           7,540
Other expenses                                                          33,633
                                                                ----------------
Total expenses                                                         938,160
Expense waiver (see Note 3)                                            (24,851)
                                                                ----------------
Net expenses                                                           913,309
                                                                ----------------
Net investment loss                                                   (852,044)
                                                                ----------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gain on investments                                       649,289
Net change in unrealized gain on investments                         3,340,981
                                                                ----------------
Net realized and unrealized gains on investments                     3,990,270
                                                                ----------------
Net increase in members' capital resulting from operations        $  3,138,226
                                                                ================


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Members' Capital

   For the year ended March 31, 2005 and the period from October 1, 2003
                 (commencement of operations) to March 31, 2004


                                                                       LIMITED
                                                                      INTEREST
FOR THE YEAR ENDED MARCH 31, 2005                                      MEMBERS
                                                                 -------------------

FROM INVESTMENT ACTIVITIES
Net investment loss                                                     $     (852,044)
Realized gain on investments                                                   649,289
Change in unrealized gain on investments                                     3,340,981
                                                                     -------------------
Net increase in members' capital derived from investment activities          3,138,226

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                      155,013,148
Capital withdrawals                                                        (17,724,194)
                                                                     -------------------
Net increase in members' capital derived from capital transactions         137,288,954

Net increase in members' capital                                           140,427,180
Members' capital, March 31, 2004                                            27,214,390
                                                                     -------------------
Members' capital, March 31, 2005                                       $   167,641,570
                                                                     ===================


                                                                           LIMITED
                                                                          INTEREST
FOR THE PERIOD OCTOBER 1, 2003 TO MARCH 31, 2004                           MEMBERS
                                                                     -------------------

FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $       (72,405)
Realized gain on investments                                                    38,600
Change in unrealized gain on investments                                       923,195
                                                                     -------------------
Net increase in members' capital derived from investment activities            889,390

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                       26,325,000
Members' capital, October 1, 2003                                                   --
                                                                     -------------------
Members' capital, March 31, 2004                                       $    27,214,390
                                                                     ===================


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                             Statement of Cash Flows

                        For the year ended March 31, 2005


CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital from operations                        $    3,138,226
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities:
    Purchases of investments                                              (138,087,276)
    Net change in unrealized gain on investments                            (3,340,981)
    Net realized gain on investments                                          (649,289)
    Proceeds from sales of investments                                       5,368,288
    Increase in investments paid for in advance                            (82,200,000)
    Increase in receivable for investments sold                             (1,112,233)
    Decrease in due from SEI Opportunity Fund, L.P.                             30,061
    Increase in due from SEI Offshore Opportunity Fund, Ltd.                   (25,000)
    Decrease in other assets                                                     7,477
    Increase in due to Adviser                                                 362,118
    Increase in administration fees payable                                     26,790
    Decrease in professional fees payable                                      (45,000)
    Decrease in other accrued expenses                                          (3,640)
                                                                        ----------------
Net cash used in operating activities                                     (216,530,459)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                      155,013,148
Capital withdrawals                                                        (17,724,194)
Increase in contributions received in advance                               87,749,067
                                                                        -----------------
Net cash provided by financing activities                                  225,038,021

Net increase in cash and cash equivalents                                    8,507,562
Cash and cash equivalents, beginning of year                                   860,763
                                                                        -----------------
Cash and cash equivalents, end of year                                    $  9,368,325
                                                                        =================


SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                          Notes to Financial Statements

                                 March 31, 2005

1.   ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership is a master fund in a master/feeder structure into which its two shareholders, SEI Opportunity Fund, L.P. (the "Domestic Feeder") and SEI Offshore Opportunity Fund, Ltd. (the "Offshore Feeder") (collectively, the "Feeders"), have invested substantially all of their assets. The master/feeder structure is designed to permit the pooling of assets of shareholders that have similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the separate identities of the shareholders. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated October 1, 2003. The Partnership commenced operations on October 1, 2003.

The Partnership's investment objective is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of its members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at March 31, 2005. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Partnership. During the year, the Adviser withdrew its entire capital balance of $17,596,195.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Partnership's financial statements are prepared in conformity with U.S. generally accepted accounting principles. The following is a summary of the significant accounting policies followed by the Partnership:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Partnership's valuation. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Partnerships assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments", approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Partnership deems these estimates reasonable.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

PARTNERSHIP EXPENSES

The Partnership bears all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Prior to August 4, 2004, costs incurred in connection with the Partnership's organization were borne by the Partnership as incurred. The Partnership incurred $50,009 of organizational expenses through August 4, 2004. The Partnership incurred $37,127 of offering expenses through August 4, 2004.

Effective August 4, 2004, the Adviser decided to reimburse the Partnership for all previously incurred organization and offering expenses of the Partnership. These amounts were reversed against the accounts they were previously expensed. The $(87,136) of other income reported on the Statement of Operations represents this reimbursement.

TAXATION

The Partnership intends to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

CASH AND CASH EQUIVALENTS

The Partnership treats all highly liquid financial instruments that mature within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. At March 31, 2005, $5,869,980 in cash equivalents was held in the money market fund, Federated Prime Value Obligation Fund.

INVESTMENTS IN INVESTMENT FUNDS

The investments in Investment Funds are subject to the terms of the respective limited partnership agreements. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

As of March 31, 2005, the Partnership invested solely in Investment Funds, none of which are affiliates of the Partnership or Adviser. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.25% to 2% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of 20% of the Investment Funds' net profits.

The receivable for Investments Funds sold on the Statement of Assets, Liabilities and Members' Capital represents a capital withdrawal made on March 31, 2005 from an Investment Fund of which cash was not yet received by the Partnership.

INVESTMENTS PAID FOR IN ADVANCE

Investments paid for in advance represents funds which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investments paid for in advance on the Statement of Assets, Liabilities and Members' Capital. These investments were all subsequently accepted as follows:

Alydar Fund, LP                                                $    6,250,000
Analytic US Market Neutral, LLC                                     2,050,000
Avenue Investments, LP                                              4,000,000
Boathouse Row II, LP                                                6,250,000
Canyon Capital Arbitrage Fund, LP                                  10,000,000
Canyon Value Realization Fund, LP                                   3,700,000
Hayground Cove Turbo Fund, LP                                      11,450,000
Heirloom Partners, LP                                               6,250,000
LibertyView Fund, LLC                                               2,050,000
Lydian Partners II, LP                                              2,600,000
Ore Hill Fund, LP                                                   3,700,000
Post Opportunity Fund, LP                                           4,000,000
Solus, LLC                                                          3,700,000
SRS Strategic Opportunities, LP                                     3,700,000
Thales Fund, LP                                                     2,050,000
The Steele Capital Fund, LP                                         6,250,000
Third Point Partners, LP                                            6,250,000
                                                             ------------------
                                                               $   84,250,000
                                                             ==================


3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Partnership pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee reduces the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $732,505 in advisory fees during the year ended March 31, 2005.

Since commencement of the Partnership, the Adviser had voluntarily agreed that certain expenses of the Partnership, including adviser fees, investor servicing fees, custody fees and administrative fees, should not in aggregate exceed 1.15% per annum of the Partnership's net asset value, and the Adviser was waiving fees to the extent necessary so that such 1.15% limit was not exceeded. The following expenses of the Partnership were specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes).

For the period April 1, 2004 through August 4, 2004, the Adviser waived fees of $24,851, but recaptured $87,136 of expense waiver previously recognized in relation to the reversal of organization and offering expenses. Effective August 4, 2004, the Adviser is no longer waiving its fee.

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Partnership (the "Sub-Adviser"). The Sub-Adviser is responsible for the day-to-day investment management of the Partnership with respect to investment in Investment Partnerships, under the supervision of the Adviser and the Board. The Sub-Adviser is compensated directly by the Adviser, and not by the Partnership, for the services it provides as Sub-Adviser to the Partnership.

SEI Investments Global Funds Services serves as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the
Partnership pays the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value which accrued and paid monthly based on month-end net assets, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $67,857 in administration fees during the year ended March 31, 2005.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Partnership's net asset value. The Partnership incurred $7,540 in custodian fees during the year ended March 31, 2005.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. The
Distributor has not been compensated by the Partnership for its services rendered under the Distribution Agreement during the year ended March 31, 2005.

4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

5.   CONCENTRATION OF RISK

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return.

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of interests.

6.   INVESTMENT TRANSACTIONS

For the year ended March 31, 2005, purchases and sales of investments (excluding short-term securities) were $138,087,276 and $5,368,288, respectively.

7.   CAPITAL

Generally, contributions to the Partnership are made as of the first business day of any quarter and withdrawals from the Partnership are as of the end of any calendar quarter. Additionally, a partner withdrawing must notify the Advisor, by the last business day of the first month of such quarter, with a written notice of intent to withdraw.

Capital contributions received in advance are comprised of cash received prior to March 31, 2005, for which member interests of the Partnership were issued on April 1, 2005. Capital contributions received in advance do not participate in the earnings of the Partnership until the related member interests are issued.

8.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                              For the period
                                                                                              October 1, 2003
                                                                  For the                    (commencement of
                                                                 year ended                 operations) through
                                                                March 31, 2005                March 31, 2004
                                                         ---------------------------    ----------------------------
TOTAL RETURN (1)
Total return                                                               4.94%                           4.99%
                                                         ===========================    ============================
   Net assets, end of period (000's)                            $       167,642                 $        27,214
                                                         ===========================    ============================
RATIOS TO AVERAGE NET ASSETS Net investment income ratio:
   Net investment loss, before waivers                                    (1.31)%                         (2.58)% (3)
                                                         ===========================    ============================
   Net investment loss, net of waivers                                    (1.27)%                         (0.59)% (3)
                                                         ===========================    ============================

Expense ratio:
   Operating expenses, before waivers (2)                                  1.40%                           3.26% (3)
                                                         ===========================    ============================
   Operating expenses, net of waivers (2)                                  1.36%                           1.27% (3)
                                                         ===========================    ============================
Portfolio turnover rate                                                    8.08%                           5.69% (4)
                                                         ===========================    ============================

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized, excluding organizational fees.

(4)  Not annualized.

9.   INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

10.  TENDER OFFER

On March 31, 2005, the Partnership offered to purchase for cash an amount of Interests or portions of Interest up to $20,000,000 of the net assets of the Partnership tendered by members of the Partnership at a price equal to the net asset value as of June 30, 2005. No tenders at March 31, 2005 were received .

11.  SUBSEQUENT EVENT

As of May 20, 2005, the Partnership received capital contributions from members in the amount of $103,264,067.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

              Directors and Officers of the Partnership (Unaudited)

                                 March 31, 2005

Set forth below are the names, date of birth, position with the Partnership, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by the Director, and other directorships outside the fund complex of each of the persons currently serving as Directors and Officers of the Partnership. The Partnership's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.


                                                                      NUMBER OF
                                                                    PORTFOLIOS IN
 NAME, AGE AND                                  PRINCIPAL               FUND
  ADDRESS OF                 LENGTH OF        OCCUPATION(S)            COMPLEX               OTHER
  INDEPENDENT                  TIME           DURING PAST 5          OVERSEEN BY        DIRECTORSHIPS
   DIRECTORS                  SERVED              YEARS                DIRECTOR**        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy (47)          Since 2003      Partner, Cue Capital      Seventy-one       Trustee of SEI
840 Park Avenue                            since 2002; Head of                         Opportunity Fund,
New York NY 10021                          Sales,                                      L.P., SEI Asset
                                           Investorforce,                              Allocation Trust,
                                           January                                     SEI Daily Income
                                           2000-December 2001;                         Trust, SEI Index
                                           Global Partner                              Funds, SEI
                                           working for the CEO,                        Institutional
                                           Invesco Capital,                            International
                                           January 1998-January                        Trust, SEI Liquid
                                           2000; Head of Sales                         Asset Trust, SEI
                                           and Client Service,                         Institutional
                                           Chancellor Capital                          Investments Trust,
                                           and later LGT Asset                         SEI Tax Exempt
                                           Management,                                 Trust, and SEI
                                           1986-2000.                                  Institutional
                                                                                       Managed Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2005


                                                                      NUMBER OF
                                                                    PORTFOLIOS IN
NAME,  AGE AND                                PRINCIPAL                  FUND
ADDRESS OF                 LENGTH OF        OCCUPATION(S)              COMPLEX                OTHER
INDEPENDENT                  TIME           DURING PAST 5            OVERSEEN BY          DIRECTORSHIPS
DIRECTORS                   SERVED             YEARS                  DIRECTOR**         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan (62)    Since 2003      Self Employed             Seventy-one       Trustee of State
7 Essex Green Drive,                       Consultant, Newfound                        Street Navigator
Suite 52B                                  Consultants Inc.,                           Securities Lending
Peabody, MA 01960                          since April 1997.                           Trust The Advisors'
                                                                                       Inner Circle Fund,
                                                                                       The Advisors' Inner
                                                                                       Circle Fund II
                                                                                       (f/k/a The Arbor
                                                                                       Fund), Expeditions
                                                                                       Funds, The MDL
                                                                                       Funds, SEI
                                                                                       Opportunity Fund,
                                                                                       L.P., SEI Asset
                                                                                       Allocation Trust,
                                                                                       SEI Index Funds, SEI
                                                                                       Daily Income Trust,
                                                                                       SEI Institutional
                                                                                       Investments Trust,
                                                                                       SEI Institutional
                                                                                       International Trust,
                                                                                       SEI Liquid Asset
                                                                                       Trust, SEI Tax
                                                                                       Exempt Trust, and
                                                                                       SEI Institutional
                                                                                       Managed Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2005



                                                                     NUMBER OF
                                                                   PORTFOLIOS IN
                                                                        FUND
                             LENGTH OF          PRINCIPAL             COMPLEX
  NAME AND AGE OF              TIME            OCCUPATION(S)         OVERSEEN BY      OTHER DIRECTORSHIPS
INTERESTED DIRECTORS          SERVED        DURING PAST 5 YEARS      DIRECTOR**         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher* (58)     Since 2003       Chairman of the         Seventy-one     Trustee of The
                                             Board, SEI Fund                         Advisors' Inner
                                             and The Advisor's                       Circle Fund, The
                                             Inner Circle                            Advisors' Inner
                                             Fund.  Currently                        Circle Fund II (f/k/a
                                             performs various                        The Arbor Fund),
                                             services on                             Bishop Street Funds,
                                             behalf of SEI                           Expeditions Funds,
                                             Investments for                         The MDL Funds, SEI
                                             which Mr. Nesher                        Global Investments
                                             is compensated.                         Fund, plc, SEI
                                                                                     Investments Global,
                                                                                     Limited, SEI
                                                                                     Opportunity Fund,
                                                                                     L.P., SEI Asset
                                                                                     Allocation Trust,
                                                                                     SEI Index Funds, SEI
                                                                                     Daily Income Trust,
                                                                                     SEI Institutional
                                                                                     Investments Trust,
                                                                                     SEI Institutional
                                                                                     International Trust,
                                                                                     SEI Liquid Asset
                                                                                     Trust, SEI Tax
                                                                                     Exempt Trust, and
                                                                                     SEI Institutional
                                                                                     Managed Trust.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2005


                                       POSITION(S) HELD WITH THE
              NAME AND                 MASTER FUND AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING
           AGE OF OFFICERS                    TIME SERVED                      PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Kevin P. Robins (43)                   President, since 2003       Employed by SEI Investments.

Michael J. Leahy (41)                  Treasurer, since 2003       Employed by SEI Investments since
                                                                     2002.  Treasurer of Goldman Sachs
                                                                     Princeton LLC, 1997-2002.

Timothy D. Barto (37)                  Vice President and           General Counsel and Secretary
                                         Secretary, since 2003       of the Adviser and the Administrator,
                                                                     since 2004. Vice President of the
                                                                     Adviser and the Administrator,
                                                                     since 1999. Vice President and
                                                                     Assistant Secretary of SEI
                                                                     Investments, since 2001. Assistant
                                                                     Secretary of the Adviser, the
                                                                     Administrator and the Distributor
                                                                     and Vice President of the
                                                                     Distributor, 1999-2003.

 Philip T. Masterson (41)              Vice President and          Joined SEI Investments in August 2004.
                                         Assistant Secretary,        General Counsel, Citco Mutual Fund
                                         since 2004                  Services, 2003-2004. Vice President
                                                                     and Associate Counsel,
                                                                     OppenheimerFunds, 2001-2003. Vice
                                                                     President and Assistant Counsel,
                                                                     OppenheimerFunds, 1997-2001.


 James Ndiaye (36)                       Vice President and        Joined SEI Investments in October
                                           Assistant Secretary,      2004. Vice President, Deutsche Asset
                                           since 2004                Management, 2003-2004.  Associate,
                                                                     Morgan, Lewis & Bockius LLP,
                                                                     2000-2003. Assistant Vice President,
                                                                     ING Variable Annuities Group,
                                                                     1999-2000.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2005

                                       POSITION(S) HELD WITH THE
              NAME AND                 MASTER FUND AND LENGTH OF       PRINCIPAL OCCUPATION(S) DURING
           AGE OF OFFICERS                    TIME SERVED                       PAST 5 YEARS
----------------------------------------------------------------------------------------------------------

Sofia Rosala (31)                      Vice President and          Corporate Counsel of the Administrator
                                         Assistant Secretary,        since 2004.  Compliance Officer of
                                         since 2004                  SEI Investments Company since
                                                                     September 2001.  Account and Product
                                                                     Consultant, SEI Private Trust
                                                                     Company, 1998-2001.


Thomas D. Jones, III (39)              Chief Compliance Officer,   Chief Compliance Officer and Assistant
                                         since 2004                  Secretary of the Adviser since March
                                                                     2004. First Vice President, Merrill
                                                                     Lynch Investment Managers
                                                                     (Americas), 2003-2004. Director,
                                                                     Merrill Lynch Investment Managers
                                                                     (Americas), 2001-2002. Vice
                                                                     President, Merrill Lynch Investment
                                                                     Managers (Americas), 1998-2000.


* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Trust's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust and SEI Opportunity Fund, L.P.

ITEM 2.    CODE OF ETHICS.

The  registrant  has adopted a code of ethics that  applies to the  registrant's
principal   executive  officer,   principal   financial  officer  and  principal
accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the registrant.

Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:


------------------------------------------------------------------------------------------------------------------------------
                                       FISCAL 2005                                            FISCAL 2004
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Partnership       service           service           Partnership       service           service
                   that were         affiliates that   affiliates that   that were         affiliates that   affiliates that
                   pre-approved      were              did not require   pre-approved      were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit      $75,500                 N/A         $0                $63,600                 N/A         $0
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees

------------------------------------------------------------------------------------------------------------------------------
(c)     Tax        $5,000            $0                $0                $0                $0                $0
        Fees(2)

------------------------------------------------------------------------------------------------------------------------------
(d)     All        $0                $165,000(3)       $0                $0                $60,000(3)        $0
        Other
        Fees

------------------------------------------------------------------------------------------------------------------------------

Notes:

     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Tax fees include amounts related to the preparation and/or review of the 2003 registrant's partner K-1's billed in 2004.
     (3) Pre-approved non-audit fees include amounts billed in fiscal year 2004 and 2003 related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

  (e)(1)  Not Applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ---------------------------------------------------------------
                                             FISCAL 2005       FISCAL 2004
             ---------------------------------------------------------------
             Audit-Related Fees                  0%               0%

             ---------------------------------------------------------------
             Tax Fees                            0%               0%

             ---------------------------------------------------------------
             All Other Fees                      0%               0%

             ---------------------------------------------------------------


(f)       Not Applicable.

(g) The aggregate non-audit fees and services billed by Ernst & Young, LLP for the last two fiscal years were $170,000 and $60,000 for 2005 and 2004, respectively.

(h)       Not Applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES

SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.   ESTABLISHMENT OF PROXY VOTING COMMITTEE

     1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

                  Michael Hogan
                  Gregory Stahl
                  John Diederich
                  Kevin McNamera
                  Bonny Lybeert
                  Sofia Rosala

     2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

     3. The Committee shall meet as necessary to perform any of the activities set forth below.

     4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

     5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.   APPROVAL OF PROXY VOTING GUIDELINES

     1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

     2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

     3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.   CONFLICTS OF INTEREST

     1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

     2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

          a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

          b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

               1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                    o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                    o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

               2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

               3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required


--------------------
(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                    to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

          c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

               1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. (2)

               2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

               3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

          d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

               1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

               2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

          e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the


--------------------
(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

               Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.   The Board of Directors

     1.   VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

          Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

          o  the company's long-term financial performance;
          o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
          o  diversity of the board;
          o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
          o  directors serving on an excessive number of other boards;
          o  Chapter 7 bankruptcy, SEC violations, and criminal offenses;
          o  interlocking directorships;
          o executive compensation: history of approving excessive compensation or repricing underwater stock options;
          o no action taken by the board in response to majority votes on shareholder proposals.

     2.   VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

          Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

          Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

          o consideration of the factors discussed above for uncontested elections;
          o  management's track record;
          o  background to the proxy contest;
          o  qualifications of director nominees (both slates);
          o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
          o  stock ownership positions; and
          o  impact on stakeholders.

     3.   CHAIRMAN AND CEO IS THE SAME PERSON

          Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

     4.   MAJORITY OF INDEPENDENT DIRECTORS

          o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

          o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

     5.   STOCK OWNERSHIP REQUIREMENTS

          o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     6.   BOARD STRUCTURE

          o  Vote against proposals to classify the board.

          o Vote for proposals to repeal classified boards and elect all directors annually.

     7.   TERM OF OFFICE

          Generally vote against shareholder proposals to limit the tenure of outside directors.

     8.   CUMULATIVE VOTING

          o  Generally vote for proposals to permit cumulative voting.

          o  Vote against proposals to eliminate cumulative voting.

     9.   DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

          o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

          o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

          o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

     10.  INDEMNIFICATION

          SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

          o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if:
          (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.   Changes in Control

     1.   POISON PILLS

          Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

          o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

     2.   GREENMAIL

          Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

          o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     3.   SHAREHOLDER ABILITY TO REMOVE DIRECTORS

          o Vote against proposals that provide that directors may be removed only for cause.

          o Vote for proposals to restore shareholder ability to remove directors with or without cause.

          o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

     4.   SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

          o  Vote for proposals that seek to fix the size of the board.

          o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

          o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.   MERGERS AND CORPORATE RESTRUCTURINGS

     1.   MERGERS AND ACQUISITIONS

          Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following: o anticipated financial and operating benefits; o offer price (cost vs. premium); o prospects of the combined companies; o how the deal was negotiated; o changes in corporate governance and their impact on shareholder rights; o impact on community stakeholders and workforce.

     2.   FAIR PRICE PROVISIONS

          Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

          o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   CORPORATE RESTRUCTURING

          Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

     4.   APPRAISAL RIGHTS

          Vote for proposals to restore, or provide shareholders with, rights of appraisal.

     5.   SPIN-OFFS

          Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     6.   ASSET SALES

          Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     7.   LIQUIDATIONS

          Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     8.   CHANGING CORPORATE NAME

          Vote for changing the corporate name if proposed or supported by management.

D.   SHAREHOLDER RIGHTS

     1.   CONFIDENTIAL VOTING

          o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

          o  Vote for management proposals to adopt confidential voting.

     2.   SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

          o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     3.   SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

          o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          o Vote for proposals to allow or make easier shareholder action by written consent.

     4.   EQUAL ACCESS

          Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     5.   UNEQUAL VOTING RIGHTS

          o  Vote against dual class exchange offers.

          o  Vote against dual class recapitalizations.

     6.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
          BYLAWS

          o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     7.   SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

          o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     8.   REIMBURSE PROXY SOLICITATION EXPENSES

          Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.   CAPITAL STRUCTURE

     1.   COMMON STOCK AUTHORIZATION

          o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

          o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

          o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

          o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

          o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

     2.   REVERSE STOCK SPLITS

          Generally vote for a reverse stock split if management provides a reasonable justification for the split.

     3.   BLANK CHECK PREFERRED AUTHORIZATION

          The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

          o Generally vote against proposals that would authorize the creation of blank check preferred stock.

          o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

          o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

          o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

     4.   ADJUST PAR VALUE OF COMMON STOCK

          o Vote for management proposals to reduce the par value of common stock.

     5.   PREEMPTIVE RIGHTS

          o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

     6.   DEBT RESTRUCTURING

          Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

          o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

          o change in control - will the transaction result in a change in control of the company?

          o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.   EXECUTIVE AND DIRECTOR COMPENSATION

     1.   STOCK OPTION PLANS

          Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

          o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.
          o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.

          o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
          o whether the option plan is generally available to other managers and employees in the company.
          o any other features of the plan that may not be in shareholders' best interest.
          o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

     2.   OBRA-RELATED COMPENSATION PROPOSALS

          The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

          o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
          Section 162(m) of OBRA.

          o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

          o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

          o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

     3.   SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

          o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

          o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

          o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

     4.   GOLDEN AND TIN PARACHUTES

          Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

          o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

          o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

     5.   EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

          Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.   SOCIAL AND ENVIRONMENTAL ISSUES

     1.   SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

          Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

          o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
          o  the percentage of sales, assets and earnings affected;
          o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
          o whether the issues presented should be dealt with through government or company-specific action;
          o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
          o whether the company's analysis and voting recommendation to shareholders is persuasive;
          o  what other companies have done in response to the issue;
          o  whether the proposal itself is well framed and reasonable;
          o whether implementation of the proposal would achieve the objectives sought in the proposal; and o whether the subject of the proposal is best left to the discretion of the board.

          Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

     2.   SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

          o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

     3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

          o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

          o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

          o  Vote for nondiscrimination in salary, wages and all benefits.

     4.   NON-DISCRIMINATION IN RETIREMENT BENEFITS

          o  Support non-discrimination in retirement benefits.

     5.   "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"

          The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

          o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     7.   CONTRACT SUPPLIER STANDARDS

          o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

     8.   CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

          o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

          o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

          o  Support implementation and reporting on ILO codes of conduct.

          o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.   OTHER MISCELLANEOUS MATTERS

     1.   RATIFYING AUDITORS

          Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

     2.   VOTING ON STATE TAKEOVER STATUTES

          Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

          Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

     3.   APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

          Vote against proposals to approve other business that may arise at the shareholder meeting.

     4.   ADJOURNING SHAREHOLDER MEETINGS

          Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                /s/ Kevin P. Robins
                                         -------------------
                                         Kevin P. Robins
                                         President

Date: June 6, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Kevin P. Robins
                                         -------------------
                                         Kevin P. Robins
                                         President

Date: June 6, 2005

By (Signature and Title)*                /s/ Michael J. Leahy
                                         --------------------
                                         Michael J. Leahy
                                         Treasurer

Date: June 6, 2005
* Print the name and title of each signing officer under his or her signature.